Other income (expense), net (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure Of Detailed Information About Other Operating Income Expense Explanatory [Table Text Block]
Other income and expenses are presented in the following table:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Valuation gains of financial instruments measured at FVPL	36.8	17.0	—
Financial income on marketable securities & cash equivalents	0.0	0.9	1.4
Exchange gains	0.0	2.4	0.2
Other financial income	3.4	7.1	2.0

Other income	40.3	27.4	3.6

Valuation losses of financial instruments measured at FVPL	(1.8)	(1.1)	(5.8)
Exchange losses	(14.8)	—	—
Losses on disposal of PP&E and Intangible assets	(1.5)	—	(0.7)
Other financial expenses	(1.6)	(2.8)	(2.3)

Other expenses	(19.7)	(3.9)	(8.8)

Other income (expense), net	20.6	23.5	(5.2)